VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Aug. 31, 2013
Variable Interest Entities, Consolidated [Member]
Variable Interest Entity [Line Items]
Consolidated Variable Interest Entities Assets and Liabilities
The following table presents the carrying value of assets and liabilities, which are identified as restricted assets and liabilities on the company’s Statements of Consolidated Financial Position, and the maximum exposure to loss relating to the VIE for which Monsanto is the primary beneficiary.

	Financing Program VIEs
	As of Aug. 31,
(Dollars in millions)	2013	2012
Cash and cash equivalents	$140	$120
Trade receivables, net	—	52
Total Assets	$140	$172
Total Liabilities	—	—
Maximum Exposure to Loss	$—	$23

Variable Interest Entities, Nonconsolidated [Member]
Variable Interest Entity [Line Items]
Consolidated Variable Interest Entities Assets and Liabilities
The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to VIEs that the company does not consolidate:

	Biotechnology VIEs
	As of Aug. 31,
(Dollars in millions)	2013	2012
Property, plant and equipment, net	$4	$5
Other intangible assets, net	3	14
Other assets	—	—
Total Non-Current Assets	$7	$19
Total Liabilities	—	—
Maximum Exposure to Loss	$—	$—